UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) per class AAA Share of The Gabelli Asset Fund increased 5.1% compared with an increase of 7.7% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for the performance information for all classes.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	5.11%	11.73%	8.92%	10.44%	9.87%	11.90%
S&P 500 Index	7.71	17.91	13.95	11.97	9.65	10.64(d)
Dow Jones Industrial Average	9.60	20.71	14.51	12.17	9.95	11.63(d)
Nasdaq Composite Index	7.41	25.16	17.34	15.12	11.11	10.17(d)
Class A (GATAX)	5.10	11.73	8.92	10.44	9.87	11.90
With sales charge (b)	(0.95)	5.30	7.64	9.78	9.44	11.69
Class C (GATCX)	4.91	10.90	8.10	9.62	9.07	11.52
With contingent deferred sales charge (c)	3.91	9.90	8.10	9.62	9.07	11.52
Class I (GABIX)	5.16	12.00	9.19	10.71	10.07	11.99

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, and I are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 1.5%
490,000	Aerojet Rocketdyne Holdings Inc.†	$16,655,100
5,000	Lockheed Martin Corp.	1,729,800
6,000	Northrop Grumman Corp.	1,904,220
1,466,100	Rolls-Royce Holdings plc	18,868,475
1,250	The Boeing Co.	464,875

		39,622,470

	Agriculture — 0.5%
220,000	Archer-Daniels-Midland Co.	11,059,400
2,200	Nutrien Ltd.	126,940
25,000	The Mosaic Co.	812,000

		11,998,340

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	147,500

	Automotive — 0.9%
5,000	Ferrari NV	684,550
25,000	General Motors Co.	841,750
393,000	Navistar International Corp.†	15,130,500
91,500	PACCAR Inc.	6,239,385
3,000	Volkswagen AG	522,820

		23,419,005

	Automotive: Parts and Accessories — 3.0%
138,000	BorgWarner Inc.	5,903,640
85,000	Brembo SpA	1,113,214
370,000	Dana Inc.	6,907,900
412,000	Genuine Parts Co.	40,952,800
43,000	Modine Manufacturing Co.†	640,700
38,500	O’Reilly Automotive Inc.†	13,371,820
30,000	Standard Motor Products Inc.	1,476,600
43,000	Superior Industries International Inc.	733,150
65,000	Tenneco Inc., Cl. A	2,739,100
45,000	Visteon Corp.†	4,180,500

		78,019,424

	Aviation: Parts and Services — 0.8%
1,700,000	BBA Aviation plc	6,660,671
46,500	Curtiss-Wright Corp.	6,390,030
110,500	Kaman Corp.	7,379,190
20,000	KLX Inc.†	1,255,600

		21,685,491

	Broadcasting — 2.3%
279,600	CBS Corp., Cl. A, Voting	16,230,780
18,000	Cogeco Inc.	811,892
26,666	Corus Entertainment Inc., New York, Cl. B	87,192
13,334	Corus Entertainment Inc., Toronto, Cl. B	43,254
35,250	Liberty Broadband Corp., Cl. A†	2,972,634
100,682	Liberty Broadband Corp., Cl. C†	8,487,493
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,174,140

Shares		Market Value

65,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	$2,417,350
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,172,000
185,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	8,038,250
330,000	MSG Networks Inc., Cl. A†	8,514,000
10,000	Naspers Ltd., Cl. N	2,157,970
125,000	Pandora Media Inc.†	1,188,750
335,000	Television Broadcasts Ltd.	952,148
40,000	Tokyo Broadcasting System Holdings Inc.	832,248
84,000	Tribune Media Co., Cl. A	3,228,120

		59,308,221

	Building and Construction — 1.0%
12,000	Armstrong Flooring Inc.†	217,200
37,000	Assa Abloy AB, Cl. B	743,755
145,000	Fortune Brands Home & Security Inc.	7,592,200
95,000	Herc Holdings Inc.†	4,864,000
375,000	Johnson Controls International plc	13,125,000

		26,542,155

	Business Services — 3.0%
10,000	Blucora Inc.†	402,500
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,338,750
15,000	Diebold Nixdorf Inc.	67,500
29,000	Ecolab Inc.	4,546,620
56,532	Fly Leasing Ltd., ADR†	797,101
100,000	Live Nation Entertainment Inc.†	5,447,000
153,900	Macquarie Infrastructure Corp.	7,099,407
144,000	Mastercard Inc., Cl. A	32,055,840
2,400	MSC Industrial Direct Co. Inc., Cl. A	211,464
3,458	Novus Holdings Ltd.	1,015
30,000	The Brink’s Co.	2,092,500
556,000	The Interpublic Group of Companies Inc.	12,715,720
24,000	Vectrus Inc.†	748,560
61,000	Visa Inc., Cl. A	9,155,490

		76,679,467

	Cable and Satellite — 3.6%
129,000	AMC Networks Inc., Cl. A†	8,557,860
10,000	Charter Communications Inc., Cl. A†	3,258,800
376,000	Comcast Corp., Cl. A	13,314,160
327,200	DISH Network Corp., Cl. A†	11,700,672
84,000	EchoStar Corp., Cl. A†	3,895,080
147,900	Liberty Global plc, Cl. A†	4,278,747
397,000	Liberty Global plc, Cl. C†	11,179,520
20,857	Liberty Latin America Ltd., Cl. A†	434,660
46,740	Liberty Latin America Ltd., Cl. C†	964,246
536,000	Rogers Communications Inc., New York, Cl. B	27,555,760
50,000	Rogers Communications Inc., Toronto, Cl. B	2,571,517
118,000	Shaw Communications Inc., New York, Cl. B	2,299,820

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
120,000	Shaw Communications Inc., Toronto, Cl. B	$2,338,404

		92,349,246

	Communications Equipment — 0.4%
130,000	Corning Inc.	4,589,000
31,000	Harris Corp.	5,245,510

		9,834,510

	Computer Hardware — 0.1%
7,000	Apple Inc.	1,580,180
15,000	Dell Technologies Inc., Cl. V†	1,456,800

		3,036,980

	Computer Software and Services — 1.3%
5,700	Alphabet Inc., Cl. C†	6,802,779
30,000	Donnelley Financial Solutions Inc.†	537,600
102,000	eBay Inc.†	3,368,040
48,000	Fidelity National Information Services Inc.	5,235,360
325,000	Hewlett Packard Enterprise Co.	5,300,750
63,000	Internap Corp.†	795,690
5,000	Microsoft Corp.	571,850
7,992	NetScout Systems Inc.†	201,798
55,000	Rockwell Automation Inc.	10,313,600

		33,127,467

	Consumer Products — 4.3%
30,000	Brunswick Corp.	2,010,600
11,000	Christian Dior SE	4,712,698
57,000	Church & Dwight Co. Inc.	3,384,090
319,000	Edgewell Personal Care Co.†	14,747,370
230,000	Energizer Holdings Inc.	13,489,500
10,000	Essity AB, Cl. A	253,167
50,000	Essity AB, Cl. B	1,256,836
3,400	Givaudan SA	8,359,690
30,000	Harley-Davidson Inc.	1,359,000
2,000	Hermes International	1,324,989
5,000	National Presto Industries Inc.	648,250
42,000	Reckitt Benckiser Group plc	3,840,776
100,000	Sally Beauty Holdings Inc.†	1,839,000
10,000	Svenska Cellulosa AB, Cl. A	113,869
42,000	Svenska Cellulosa AB, Cl. B	475,887
828,400	Swedish Match AB	42,410,829
4,000	The Estee Lauder Companies Inc., Cl. A	581,280
80,000	The Procter & Gamble Co.	6,658,400
30,000	Unilever plc, ADR	1,649,100
35,000	Wolverine World Wide Inc.	1,366,750

		110,482,081

	Consumer Services — 1.8%
5,000	Allegion plc	452,850
97,000	GCI Liberty Inc., Cl. A†	4,947,000
57,400	IAC/InterActiveCorp.†	12,439,728

Shares		Market Value

20,000	Liberty Expedia Holdings Inc., Cl. A†	$940,800
11,550	Marriott Vacations Worldwide Corp.	1,290,714
301,600	Qurate Retail Inc.†	6,698,536
320,637	Rollins Inc.	19,459,460

		46,229,088

	Diversified Industrial — 5.7%
500	Acuity Brands Inc.	78,600
5,000	Anixter International Inc.†	351,500
316,200	Crane Co.	31,098,270
97,000	Eaton Corp. plc	8,412,810
136,000	Greif Inc., Cl. A	7,297,760
256,000	Honeywell International Inc.	42,598,400
24,000	Ingersoll-Rand plc	2,455,200
220,000	ITT Inc.	13,477,200
30,000	Jardine Matheson Holdings Ltd.	1,882,500
124,000	Jardine Strategic Holdings Ltd.	4,501,200
250,000	Myers Industries Inc.	5,812,500
30,000	nVent Electric plc	814,800
30,000	Pentair plc	1,300,500
12,000	Sulzer AG	1,441,614
185,000	Textron Inc.	13,221,950
320,000	Toray Industries Inc.	2,403,802
230,000	Trinity Industries Inc.	8,427,200
4,000	Waters Corp.†	778,720

		146,354,526

	Electronics — 2.9%
78,000	Cypress Semiconductor Corp.	1,130,220
1,800	Fortive Corp.	151,560
8,000	Kyocera Corp., ADR	479,920
1,500	Mettler-Toledo International Inc.†	913,470
2,200	Samsung Electronics Co. Ltd., GDR	2,303,400
865,000	Sony Corp., ADR	52,462,250
37,000	TE Connectivity Ltd.	3,253,410
100,000	Texas Instruments Inc.	10,729,000
17,500	Thermo Fisher Scientific Inc.	4,271,400

		75,694,630

	Energy and Utilities — 3.1%
10,000	Anadarko Petroleum Corp.	674,100
100,000	BP plc, ADR	4,610,000
97,000	Chevron Corp.	11,861,160
9,000	ConocoPhillips	696,600
113,000	Devon Energy Corp.	4,513,220
3,000	Edison International	203,040
202,000	El Paso Electric Co.	11,554,400
34,000	Enbridge Inc.	1,097,860
90,000	EOG Resources Inc.	11,481,300
27,000	Exxon Mobil Corp.	2,295,540
130,000	GenOn Energy Inc., Escrow†(a)	0
165,000	Halliburton Co.	6,687,450
65,000	Kinder Morgan Inc.	1,152,450

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
27,000	KLX Energy Services Holdings Inc.†	$864,270
13,000	Marathon Petroleum Corp.	1,039,610
239,000	National Fuel Gas Co.	13,398,340
56,400	Oceaneering International Inc.†	1,556,640
5,000	Phillips 66	563,600
53,000	Southwest Gas Holdings Inc.	4,188,590
95,000	The AES Corp.	1,330,000
24,000	Wartsila OYJ Abp	467,856
260,000	Weatherford International plc†	704,600

		80,940,626

	Entertainment — 7.2%
195,500	Discovery Inc., Cl. A†	6,256,000
545,000	Discovery Inc., Cl. C†	16,121,100
670,000	Grupo Televisa SAB, ADR	11,885,800
45,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,227,600
136,071	Liberty Media Corp.- Liberty Braves, Cl. C†	3,707,935
20,000	Lions Gate Entertainment Corp., Cl. B	466,000
5,714	Modern Times Group MTG AB, Cl. B	209,596
133,433	The Madison Square Garden Co, Cl. A†	42,074,094
1,718,000	Twenty-First Century Fox Inc., Cl. A	79,594,940
90,000	Twenty-First Century Fox Inc., Cl. B	4,123,800
416,500	Viacom Inc., Cl. A	15,223,075
67,000	Viacom Inc., Cl. B	2,261,920
50,000	Vivendi SA	1,287,023

		184,438,883

	Environmental Services — 2.8%
545,000	Republic Services Inc.	39,599,700
30,000	Stericycle Inc.†	1,760,400
88,000	Waste Connections Inc.	7,019,760
265,000	Waste Management Inc.	23,945,400

		72,325,260

	Equipment and Supplies — 8.1%
699,000	AMETEK Inc.	55,304,880
12,000	Amphenol Corp., Cl. A	1,128,240
12,000	AZZ Inc.	606,000
91,000	CIRCOR International Inc.	4,322,500
110,000	Crown Holdings Inc.†	5,280,000
155,000	CTS Corp.	5,316,500
4,670	Danaher Corp.	507,442
525,900	Donaldson Co. Inc.	30,638,934
540,000	Flowserve Corp.	29,532,600
157,000	Graco Inc.	7,275,380
194,400	IDEX Corp.	29,288,304
50,000	Interpump Group SpA	1,637,079
16,000	Lawson Products Inc.†	542,400
130,000	Mueller Industries Inc.	3,767,400

Shares		Market Value

170,000	Sealed Air Corp.	$6,825,500
23,250	The Manitowoc Co. Inc.†	557,768
50,000	The Timken Co.	2,492,500
20,000	The Toro Co.	1,199,400
75,000	The Weir Group plc	1,723,430
22,500	Valmont Industries Inc.	3,116,250
218,000	Watts Water Technologies Inc., Cl. A	18,094,000

		209,156,507

	Financial Services — 9.8%
12,800	Alleghany Corp.	8,352,384
58,000	AllianceBernstein Holding LP	1,766,100
270,000	American Express Co.	28,752,300
3,000	Ameriprise Financial Inc.	442,980
36,800	Argo Group International Holdings Ltd.	2,320,240
60,000	Bank of America Corp.	1,767,600
120	Berkshire Hathaway Inc., Cl. A†	38,400,006
5,000	BKF Capital Group Inc.†	58,750
60,000	Citigroup Inc.	4,304,400
85,000	GAM Holding AG	603,678
135,000	H&R Block Inc.	3,476,250
46,000	Interactive Brokers Group Inc., Cl. A	2,544,260
35,000	Jefferies Financial Group Inc.	768,600
140,300	JPMorgan Chase & Co.	15,831,452
84,500	Kinnevik AB, Cl. A	2,600,395
60,000	Kinnevik AB, Cl. B	1,816,729
169,000	KKR & Co. Inc., Cl. A	4,608,630
167,000	Legg Mason Inc.	5,215,410
2,500	LendingTree Inc.†	575,250
40,000	Loews Corp.	2,009,200
39,000	M&T Bank Corp.	6,417,060
98,000	Marsh & McLennan Companies Inc.	8,106,560
89,000	PayPal Holdings Inc.†	7,817,760
20,000	Popular Inc.	1,025,000
136,000	State Street Corp.	11,394,080
20,000	SunTrust Banks Inc.	1,335,800
32,000	T. Rowe Price Group Inc.	3,493,760
645,000	The Bank of New York Mellon Corp.	32,888,550
72,000	The Blackstone Group LP	2,741,760
13,500	The Goldman Sachs Group Inc.	3,027,240
83,000	The Hartford Financial Services Group Inc.	4,146,680
130,000	The PNC Financial Services Group Inc.	17,704,700
10,000	Value Line Inc.	249,000
10,000	W. R. Berkley Corp.	799,300
136,500	Waddell & Reed Financial Inc., Cl. A	2,891,070
420,000	Wells Fargo & Co.	22,075,200

		252,328,134

	Food and Beverage — 13.9%
915,900	Brown-Forman Corp., Cl. A	46,527,720
231,600	Brown-Forman Corp., Cl. B	11,707,380
46,000	Campbell Soup Co.	1,684,980
800,000	China Mengniu Dairy Co. Ltd.	2,662,119

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
35,000	Chr. Hansen Holding A/S	$3,552,912
25,000	Coca-Cola European Partners plc	1,136,750
16,500	Coca-Cola HBC AG	561,957
345,000	Conagra Brands Inc.	11,719,650
30,000	Constellation Brands Inc., Cl. A	6,468,600
40,000	Crimson Wine Group Ltd.†	358,000
205,000	Danone SA	15,875,605
826,200	Davide Campari-Milano SpA	7,036,163
258,000	Diageo plc, ADR	36,550,860
80,000	Farmer Brothers Co.†	2,112,000
310,000	Flowers Foods Inc.	5,784,600
40,000	Fomento Economico Mexicano SAB de CV, ADR	3,958,800
380,000	General Mills Inc.	16,309,600
1,900,000	Grupo Bimbo SAB de CV, Cl. A	4,042,856
10,000	Heineken Holding NV	905,618
86,500	Heineken NV	8,110,787
20,000	Heineken NV, ADR	937,400
2,000	Ingredion Inc.	209,920
160,000	ITO EN Ltd.	7,097,342
11,000	John Bean Technologies Corp.	1,312,300
38,000	Kellogg Co.	2,660,760
74,300	Kerry Group plc, Cl. A	8,199,579
60,000	Keurig Dr Pepper Inc.	1,390,200
418,000	Kikkoman Corp.	24,869,565
125,000	Lamb Weston Holdings Inc.	8,325,000
19,800	LVMH Moet Hennessy Louis Vuitton SE	7,002,380
73,000	Maple Leaf Foods Inc.	1,755,414
25,000	MEIJI Holdings Co. Ltd.	1,678,842
435,000	Mondelēz International Inc., Cl. A	18,687,600
48,000	Morinaga Milk Industry Co. Ltd.	1,303,292
400	National Beverage Corp.†	46,648
57,000	Nestlé SA	4,752,130
140,000	Nissin Foods Holdings Co. Ltd.	9,623,306
220,000	Parmalat SpA	725,423
76,000	PepsiCo Inc.	8,496,800
67,000	Pernod Ricard SA	10,991,768
129,000	Post Holdings Inc.†	12,647,160
93,000	Remy Cointreau SA	12,115,083
17,000	Suntory Beverage & Food Ltd.	719,680
50,000	The Coca-Cola Co.	2,309,500
35,000	The Hain Celestial Group Inc.†	949,200
22,000	The J.M. Smucker Co.	2,257,420
26,000	The Kraft Heinz Co.	1,432,860
400,000	Tingyi (Cayman Islands) Holding Corp.	734,765
147,000	Tootsie Roll Industries Inc.	4,299,750
5,000	Tyson Foods Inc., Cl. A	297,650
55,660	United Natural Foods Inc.†	1,667,017
150,300	Yakult Honsha Co. Ltd.	12,315,552

		358,878,263

Shares		Market Value

	Health Care — 5.0%
15,000	Abbott Laboratories	$1,100,400
40,000	Akorn Inc.†	519,200
7,500	Alexion Pharmaceuticals Inc.†	1,042,575
22,500	Allergan plc	4,285,800
47,000	AmerisourceBergen Corp.	4,334,340
30,500	Amgen Inc.	6,322,345
15,000	AngioDynamics Inc.†	326,100
6,000	Argenx SE, ADR†	455,040
11,000	athenahealth Inc.†	1,469,600
20,000	Bausch Health Cos. Inc.†	513,400
37,000	Baxter International Inc.	2,852,330
7,500	Becton, Dickinson and Co.	1,957,500
10,400	Biogen Inc.†	3,674,424
4,200	Bio-Rad Laboratories Inc., Cl. A†	1,314,558
400,000	BioScrip Inc.†	1,240,000
36,000	Boston Scientific Corp.†	1,386,000
129,000	Bristol-Myers Squibb Co.	8,008,320
50,000	Cardiovascular Systems Inc.†	1,957,000
22,925	Chemed Corp.	7,326,372
7,000	Cigna Corp.	1,457,750
16,500	CONMED Corp.	1,307,130
25,000	DaVita Inc.†	1,790,750
23,000	Eli Lilly & Co.	2,468,130
45,000	Envision Healthcare Corp.†	2,057,850
105,000	Evolent Health Inc., Cl. A†	2,982,000
20,000	Express Scripts Holding Co.†	1,900,200
20,000	Gerresheimer AG	1,689,326
12,500	HCA Healthcare Inc.	1,739,000
64,000	Henry Schein Inc.†	5,441,920
40,000	Indivior plc†	96,009
10,000	Integer Holdings Corp.†	829,500
67,000	Johnson & Johnson	9,257,390
50,000	Kindred Healthcare Inc.†(a)	450,000
11,000	Laboratory Corp. of America Holdings†	1,910,480
10,000	McKesson Corp.	1,326,500
25,000	Medtronic plc	2,459,250
122,000	Merck & Co. Inc.	8,654,680
30,000	Mylan NV†	1,098,000
25,000	Nevro Corp.†	1,425,000
27,322	Orthofix Medical Inc.†	1,579,485
60,000	Osiris Therapeutics Inc.†	666,000
52,000	Patterson Cos. Inc.	1,271,400
39,000	Quidel Corp.†	2,541,630
400	Regeneron Pharmaceuticals Inc.†	161,616
65,000	Roche Holding AG, ADR	1,960,400
13,000	Shire plc, ADR	2,356,510
14,500	Stryker Corp.	2,576,360
4,000	The Cooper Companies Inc.	1,108,600
8,000	UnitedHealth Group Inc.	2,128,320
122,000	William Demant Holding A/S†	4,585,281
43,000	Wright Medical Group NV†	1,247,860

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
41,000	Zimmer Biomet Holdings Inc.	$5,390,270
7,000	Zoetis Inc.	640,920

		128,640,821

	Hotels and Gaming — 1.3%
14,000	Accor SA	718,782
56,000	Belmond Ltd., Cl. A†	1,022,000
3,500	Churchill Downs Inc.	971,950
350,000	Genting Singapore Ltd.	271,387
32,000	Hyatt Hotels Corp., Cl. A	2,546,880
45,000	Las Vegas Sands Corp.	2,669,850
4,650,000	Mandarin Oriental International Ltd.	9,532,500
390,000	MGM Resorts International	10,884,900
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,800,079
39,000	Universal Entertainment Corp.†	1,189,359
6,000	Wyndham Destinations Inc.	260,160
7,000	Wyndham Hotels & Resorts Inc.	388,990
10,000	Wynn Resorts Ltd.	1,270,600

		34,527,437

	Machinery — 4.0%
120,000	Caterpillar Inc.	18,298,800
1,405,000	CNH Industrial NV	16,874,050
218,600	CNH Industrial NV, Borsa ltaliana	2,626,885
211,000	Deere & Co.	31,719,630
50,000	Mueller Water Products Inc., Cl. A	575,500
93,000	Welbilt Inc.†	1,941,840
395,000	Xylem Inc.	31,548,650

		103,585,355

	Manufactured Housing and Recreational Vehicles — 0.4%
31,500	Cavco Industries Inc.†	7,969,500
20,000	Nobility Homes Inc.	472,500
29,800	Skyline Champion Corp.	851,386

		9,293,386

	Metals and Mining — 1.6%
56,000	Agnico Eagle Mines Ltd.	1,915,200
234,000	Barrick Gold Corp.	2,592,720
15,000	Cleveland-Cliffs Inc.†	189,900
90,000	Franco-Nevada Corp.	5,629,500
156,000	Freeport-McMoRan Inc.	2,171,520
50,000	Kinross Gold Corp.†	135,000
24,000	New Hope Corp. Ltd.	68,526
522,000	Newmont Mining Corp.	15,764,400
123,000	Royal Gold Inc.	9,478,380
70,009	TimkenSteel Corp.†	1,041,034
180,000	Turquoise Hill Resources Ltd.†	381,600
84,000	Wheaton Precious Metals Corp.	1,470,000

		40,837,780

Shares		Market Value

	Publishing — 1.2%
52,000	Meredith Corp.	$2,654,600
128,000	News Corp., Cl. A	1,688,320
25,000	News Corp., Cl. B	340,000
114,500	S&P Global Inc.	22,372,155
215,000	The E.W. Scripps Co., Cl. A	3,547,500
10,000	The New York Times Co., Cl. A	231,500

		30,834,075

	Real Estate — 0.8%
16,500	Brookfield Asset Management Inc., Cl. A	734,745
104,000	Griffin Industrial Realty Inc.	4,056,000
10,000	Host Hotels & Resorts Inc., REIT	211,000
80,000	Ryman Hospitality Properties Inc., REIT	6,893,600
240,000	The St. Joe Co.†	4,032,000
100,000	Weyerhaeuser Co., REIT	3,227,000

		19,154,345

	Retail — 2.0%
40,000	Aaron’s Inc.	2,178,400
124,000	AutoNation Inc.†	5,152,200
52,000	Costco Wholesale Corp.	12,213,760
145,000	CVS Health Corp.	11,414,400
300,000	Lianhua Supermarket Holdings Ltd., Cl. H†	72,046
112,000	Macy’s Inc.	3,889,760
20,000	Murphy USA Inc.†	1,709,200
15,100	Penske Automotive Group Inc.	715,589
8,000	Rush Enterprises Inc., Cl. B	319,120
43,000	The Cheesecake Factory Inc.	2,302,220
24,200	The Home Depot Inc.	5,013,030
123,000	The Kroger Co.	3,580,530
25,000	Walgreens Boots Alliance Inc.	1,822,500

		50,382,755

	Specialty Chemicals — 1.6%
20,000	Ashland Global Holdings Inc.	1,677,200
50,000	DowDuPont Inc.	3,215,500
440,000	Ferro Corp.†	10,216,800
128,000	H.B. Fuller Co.	6,613,760
65,000	International Flavors & Fragrances Inc.	9,042,800
340,000	OMNOVA Solutions Inc.†	3,349,000
9,000	Praxair Inc.	1,446,570
50,000	Sensient Technologies Corp.	3,825,500
45,000	SGL Carbon SE†	492,430
46,000	Valvoline Inc.	989,460

		40,869,020

	Telecommunications — 2.1%
70,000	CenturyLink Inc.	1,484,000
180,000	Cincinnati Bell Inc.†	2,871,000
160,000	Deutsche Telekom AG, ADR	2,564,000
30,000	Hellenic Telecommunications Organization SA	368,169
25,000	Hellenic Telecommunications Organization SA, ADR	152,250

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
85,607	Loral Space & Communications Inc.†	$3,886,558
6,000	Orange SA, ADR	95,340
400,000	Sprint Corp.†	2,616,000
2,815,600	Telecom Italia SpA†	1,709,713
175,000	Telecom Italia SpA, ADR†	1,050,000
39,981	Telefonica Brasil SA, ADR	389,015
245,000	Telefonica SA, ADR	1,925,700
970,510	Telephone & Data Systems Inc.	29,532,619
230,000	Telesites SAB de CV†	179,684
145,000	VEON Ltd., ADR	420,500
100,000	Verizon Communications Inc.	5,339,000

		54,583,548

	Transportation — 0.9%
272,000	GATX Corp.	23,552,480
4,000	Kansas City Southern	453,120

		24,005,600

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	1,846,900
14,000	Millicom International Cellular SA	800,380
53,000	Millicom International Cellular SA, SDR	3,044,366
208,000	NTT DoCoMo Inc.	5,592,677
20,000	Tim Participacoes SA, ADR	289,800
50,000	T-Mobile US Inc.†	3,509,000
76,000	United States Cellular Corp.†	3,403,280

		18,486,403

	TOTAL COMMON STOCKS	2,567,798,799

Shares		Market Value

	CLOSED-END FUNDS — 0.3%
94,000	Altaba Inc.†	$6,403,280
11,417	Royce Global Value Trust Inc.	119,993
87,450	Royce Value Trust Inc.	1,429,808

	TOTAL CLOSED-END FUNDS	7,953,081

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	593,136

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	200

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/15/19†(b)	378,000

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 995,000	U.S. Treasury Bills, 2.165%††, 12/27/18	989,836

	TOTAL INVESTMENTS — 100.0% (Cost $808,831,626)	$2,577,713,052

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $378,000 or 0.01% of net asset.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$80,940,626	—	$ 0	$ 80,940,626
Financial Services	252,269,384	$ 58,750	—	252,328,134
Manufactured Housing and Recreational Vehicles	8,820,886	472,500	—	9,293,386
Health Care	128,190,821	—	450,000	128,640,821
Other Industries (a)	2,096,595,832	—	—	2,096,595,832

Total Common Stocks	2,566,817,549	531,250	450,000	2,567,798,799

Closed End Funds (a)	7,953,081	—	—	7,953,081
Preferred Stocks (a)	—	593,136	—	593,136
Rights (a)	—	—	200	200
U.S. Government Obligations		989,836		989,836
Warrants (a)	378,000	—	—	378,000

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,575,148,630	$2,114,222	$450,200	$2,577,713,052

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

the Acquired Funds in addition to the Fund’s expenses. For the quarter ended September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q318QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.